Shareholder Report, Average Annual Return (Details)	2 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000262836
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Weitz Core Plus Bond ETF
C000262837
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Weitz Multisector Bond ETF
C000272530
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Weitz Short Duration Bond ETF
Without Sales Load [Member] | C000262836
Average Annual Return [Line Items]
Average Annual Return, Percent			4.44%
Without Sales Load [Member] | C000262837
Average Annual Return [Line Items]
Average Annual Return, Percent		3.03%
Without Sales Load [Member] | C000272530
Average Annual Return [Line Items]
Average Annual Return, Percent	0.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.12%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		0.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.42%